Subsequent Events (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross losses		$ 62,328,000	$ 5,536,000
Gross gains		$ 536,000	$ 5,663,000
Subsequent Event [Member]
Securities available for sale, sold	$ 53,500,000
Gross losses	2,700,000
Gross gains	$ 177,000